Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	255,388.13
Total Transaction Valuation	1,849,298,539.70
Total Offset Amount	255,388.13
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A